Notes Payable - Schedule of Short-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total notes payable	$ 1,907	$ 4,828
Short-Term Loan
Short-Term Debt [Line Items]
Total notes payable	1,907	1,819
Shareholders
Short-Term Debt [Line Items]
Total notes payable	0	0
Other Related Parties
Short-Term Debt [Line Items]
Total notes payable	$ 0	$ 3,009